Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 51,750	$ 53,647	$ 52,546
Costs and expenses:
Cost of sales	10,219	11,248	11,228
Selling, informational and administrative expenses	14,350	14,455	14,804
Research and development expenses	8,650	8,006	7,683
Amortization of intangible assets	4,610	4,893	4,758
Restructuring charges and certain acquisition-related costs	747	1,044	351
(Gain) on completion of Consumer Healthcare JV transaction	(8,086)	0	0
Other (income)/deductions––net	3,578	2,116	1,416
Income from continuing operations before provision/(benefit) for taxes on income	17,682	11,885	12,305
Provision/(benefit) for taxes on income	1,384	706	(9,049)
Income from continuing operations	16,298	11,179	21,353
Discontinued operations:
Income from discontinued operations––net of tax	4	10	(1)
Gain on disposal of discontinued operations––net of tax	0	0	3
Discontinued operations––net of tax	4	10	2
Net income before allocation to noncontrolling interests	16,302	11,188	21,355
Less: Net income attributable to noncontrolling interests	29	36	47
Net income attributable to Pfizer Inc.	$ 16,273	$ 11,153	$ 21,308
Earnings per common share––basic:
Income from continuing operations attributable to Pfizer Inc. common shareholders (in dollars per share)	$ 2.92	$ 1.90	$ 3.57
Discontinued operations––net of tax (in dollars per share)	0	0	0
Net income attributable to Pfizer Inc. common shareholders (in dollars per share)	2.92	1.90	3.57
Earnings per common share––diluted:
Income from continuing operations attributable to Pfizer Inc. common shareholders (in dollars per share)	2.87	1.86	3.52
Discontinued operations––net of tax (in dollars per share)	0	0	0
Net income attributable to Pfizer Inc. common shareholders (in dollars per share)	$ 2.87	$ 1.87	$ 3.52
Weighted-average shares––basic	5,569	5,872	5,970
Weighted-average shares––diluted	5,675	5,977	6,058